Segmented Information	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Segmented Information
28.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2024
(in thousands)	Sales	Cost of Sales	Depletion	Impairment Charges 1	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$539,583	$95,568	$85,934	$-	$358,081	$444,015	$2,595,485

Sudbury 2, 5	39,098	6,541	20,934	-	11,623	32,571	241,551

Constancia 5	118,096	21,031	15,939	-	81,126	97,066	64,326

San Dimas	68,654	18,247	8,241	-	42,166	50,407	136,481

Stillwater	21,592	3,840	4,009	-	13,743	17,752	207,460

Other 3	9,028	4,139	1,293	-	3,596	7,982	981,316

Total gold interests	$796,051	$149,366	$136,350	$-	$510,335	$649,793	$4,226,619

Silver

Peñasquito 5	$193,871	$30,779	$31,767	$-	$131,325	$163,092	$244,465

Antamina	100,719	20,222	28,759	-	51,738	80,497	490,771

Constancia 5	65,264	14,383	14,205	-	36,676	50,881	165,378

Other 4	97,976	14,638	15,982	-	67,356	85,230	662,630

Total silver interests	$457,830	$80,022	$90,713	$-	$287,095	$379,700	$1,563,244

Palladium

Stillwater	$16,999	$3,088	$7,488	$-	$6,423	$13,911	$213,179

Platreef	-	-	-	-	-	-	78,814

Total palladium interests	$16,999	$3,088	$7,488	$-	$6,423	$13,911	$291,993

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay 5	$13,759	$2,632	$12,393	$(108,861)	$(110,127)	$14,025	$230,689

Total mineral stream interests	$1,284,639	$235,108	$246,944	$(108,861)	$693,726	$1,057,429	$6,379,580

Other

General and administrative					$(40,668)	$(38,130)

Share based compensation					(23,268)	(11,129)

Donations and community investments					(8,958)	(8,098)

Finance costs					(5,549)	(4,280)

Other					29,061	23,273

Income tax					(115,204)	8,516

Total other					$(164,586)	$(29,848)	$1,044,877

Consolidated					$529,140	$1,027,581	$7,424,457

1)	See Note 13 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating Copper World, Santo Domingo, Fenix, Blackwater, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.

4)
Where a silver interest represents less than 10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Pascua-Lama, Copper World, Navidad, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2024 were 46% of the Company’s total revenue.

b.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2024 were 15% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2024 were 14% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Year Ended December 31, 2023
(in thousands)	Sales	Cost of Sales	Depletion	Gain on Disposal 1	Net Earnings (Loss)	Cash Flow From Operations	Total Assets

Gold

Salobo 5	$399,936	$85,382	$71,878	$-	$242,676	$314,555	$2,681,419

Sudbury 2, 5	37,432	7,596	20,931	-	8,905	29,554	262,485

Constancia 5	95,672	20,315	15,318	-	60,039	75,357	80,265

San Dimas	82,656	26,499	11,143	-	45,014	56,157	144,722

Stillwater	16,842	2,989	4,383	-	9,470	13,853	211,469

Other 3	11,593	6,191	1,250	-	4,152	5,137	603,689

Total gold interests	$644,131	$148,972	$124,903	$-	$370,256	$494,613	$3,984,049

Silver

Peñasquito 5	$101,514	$19,010	$17,442	$-	$65,062	$82,504	$276,232

Antamina	86,855	17,203	25,838	-	43,814	69,652	519,530

Constancia 5	50,913	13,197	13,364	-	24,352	37,716	179,583

Other 4	99,312	22,886	12,347	5,027	69,106	74,272	582,113

Total silver interests	$338,594	$72,296	$68,991	$5,027	$202,334	$264,144	$1,557,458

Palladium

Stillwater	$18,496	$3,360	$6,145	$-	$8,991	$15,135	$220,667

Platinum

Marathon	$-	$-	$-	$-	$-	$-	$9,451

Cobalt

Voisey’s Bay 5	$14,824	$3,543	$14,395	$-	$(3,114)	$15,071	$350,816

Total mineral stream interests	$1,016,045	$228,171	$214,434	$5,027	$578,467	$788,963	$6,122,441

Other

General and administrative					$(38,165)	$(36,025)

Share based compensation					(22,744)	(16,675)

Donations and community investments					(7,261)	(7,039)

Finance costs					(5,510)	(4,230)

Other					34,271	32,007

Income tax					(1,414)	(6,192)

Total other					$(40,823)	$(38,154)	$908,744

Consolidated					$537,644	$750,809	$7,031,185

1)	See Note 12 for more information.
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interests as well as the non-operating Minto, 777, Copper World, Santo Domingo, Fenix, Blackwater, Marathon, El Domo, Goose, Cangrejos and Curraghinalt gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.

4)
Where a silver interest represents less than 10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater, El Domo and Mineral Park silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the third quarter of 2025.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue.

b.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue.

c.
The counterparty obligations under the Constancia and 777 PMPA
s
are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2023 were 15% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

			Carrying Amount at December 31, 2024

(in thousands)	Sales: Year Ended Dec 31, 2024		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$52,857	4%	$701,358	$165,983	$-	$9,452	$230,689	$1,107,482	17%

United States	38,591	3%	207,461	76,426	213,179	-	-	497,066	8%

Mexico	283,348	22%	136,478	351,732	-	-	-	488,210	8%

Europe

Portugal	22,695	2%	-	16,559	-	-	-	16,559	0%

Sweden	53,648	4%	-	25,169	-	-	-	25,169	0%

UK	-	0%	20,365	-	-	-	-	20,365	0%

South America

Argentina/Chile 1	-	0%	-	253,513	-	-	-	253,513	4%

Argentina	-	0%	-	10,889	-	-	-	10,889	0%

Chile	1,944	0%	55,024	-	-	-	-	55,024	1%

Brazil	539,583	42%	2,595,486	-	-	-	-	2,595,486	41%

Peru	284,079	22%	64,327	656,142	-	-	-	720,469	11%

Ecuador	1,203	0%	45,593	82	-	-	-	45,675	1%

Colombia	6,691	1%	80,531	6,749	-	-	-	87,280	1%

Africa

Côte d’Ivoire	-	0%	342	-	-	-	-	342	0%

Ethiopia	-	0%	43,952	-	-	-	-	43,952	1%

South Africa	-	0%	275,702	-	78,814	57,583	-	412,099	7%

Consolidated	$1,284,639	100%	$4,226,619	$1,563,244	$291,993	$67,035	$230,689	$6,379,580	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

			Carrying Amount at December 31, 2023

(in thousands)	Sales: Year Ended Dec 31, 2023		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$60,163	6%	$708,402	$141,292	$-	$9,451	$350,816	$1,209,961	20%

United States	35,337	3%	211,470	971	220,667	-	-	433,108	7%

Mexico	200,146	20%	144,719	396,490	-	-	-	541,209	9%

Europe

Portugal	33,375	3%	-	17,516	-	-	-	17,516	0%

Sweden	48,177	5%	-	27,017	-	-	-	27,017	0%

UK	-	0%	20,198	-	-	-	-	20,198	0%

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	-	253,514	4%

Argentina	-	0%	-	10,889	-	-	-	10,889	0%

Chile	-	0%	56,538	-	-	-	-	56,538	1%

Brazil	399,936	39%	2,681,419	-	-	-	-	2,681,419	44%

Peru	233,442	23%	80,265	699,107	-	-	-	779,372	13%

Ecuador	-	0%	39,455	3,779	-	-	-	43,234	1%

Colombia	5,469	1%	41,583	6,883	-	-	-	48,466	1%

Consolidated	$1,016,045	100%	$3,984,049	$1,557,458	$220,667	$9,451	$350,816	$6,122,441	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.